Provisions for tax, labor and civil risks (Details 3 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 46,534	R$ 75,655
Zenvia Brazil
Provisions for tax, labor and civil risks
Percentage of balance from judicial deposits	49.71%
Municipality of Porto Alegre
Provisions for tax, labor and civil risks
Percentage of balance from judicial deposits	50.29%
Taxes
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 44,185	40,640
Labor
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	259	2,551
Civil
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 2,090	R$ 961